23. Other payables (Details 2) $ in Thousands	Dec. 31, 2019 ARS ($)
SummaryOfOtherPayablesLineItems [Line Items]
Total future minimum lease payments	$ 340,153
2020
SummaryOfOtherPayablesLineItems [Line Items]
Total future minimum lease payments	198,910
2021
SummaryOfOtherPayablesLineItems [Line Items]
Total future minimum lease payments	137,816
2022
SummaryOfOtherPayablesLineItems [Line Items]
Total future minimum lease payments	$ 3,427